Summary of Significant Accounting Policies - Changes in the Allowance for Credit Losses on Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	$ 17,296	$ 22,880	$ 23,124
Provisions for expected credit losses	4,204	(2,873)	4,483
Deductions from allowance	(2,148)	(2,378)	(2,685)
Currency translation adjustments and other	(1,126)	(333)	(2,042)
Balance at end of year	18,226	17,296	22,880
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance, at beginning of year	53	10,598	5,142
Provisions for expected credit losses	(5)	5	5,574
Deductions from allowance	0	(10,552)	0
Currency translation adjustments and other	(4)	2	(118)
Balance, at end of year	$ 44	$ 53	$ 10,598